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                                  CERTIFICATION


Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

     1. This filing is made on behalf of the Berger Growth and Income Fund, Inc. (f/k/a Berger One Hundred and One Fund, Inc.) (the "Registrant"). Registrant's 1933 Act No. is 002-25383 and Registrant's 1940 Act No. is 811-01383.

          There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in the Post-Effective Amendment No. 49 ("PEA No. 49") on January 28, 2000, pursuant to Rule 485(a) of the 1933 Act, which became effective January 31, 2000 pursuant to Order of the Commission.

     2.   The text of PEA No. 49 has been filed electronically.

DATED: February 3, 2000

                                      Berger Growth and Income Fund, Inc.
                                      (f/k/a Berger One Hundred and One Fund,
                                      Inc.)

                                      /s/  Janice M. Teague

                                      By:  Janice M. Teague
                                      Vice President